SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 64
                                 ----
                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  63
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST   FILE NOS 811-3174 and 2-72101
-------------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202
-----------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
---------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/x/  immediately upon filing pursuant to paragraph (b)
/ /  on __________________  pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on __________________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date)pursuant to paragraph (a)(2) of rule 485.

                                                                NOVEMBER 1, 2006

Prospectus


TOUCHSTONE TAX-FREE TRUST


Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund












[LOGO] TOUCHSTONE
       INVESTMENTS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered in this Prospectus.

PROSPECTUS                                                      NOVEMBER 1, 2006

TOUCHSTONE INVESTMENTS

TOUCHSTONE FLORIDA TAX-FREE MONEY MARKET FUND

TOUCHSTONE OHIO INSURED TAX-FREE FUND

TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND

TOUCHSTONE TAX-FREE MONEY MARKET FUND

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of tax-free bond and money market mutual funds (the "Funds"). The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust (formerly "Constellation Funds"), a group of bond and equity mutual funds and Constellation Institutional Portfolios, a group of institutional equity mutual funds (the "Touchstone Funds"). Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Funds' investments on a daily basis.

TABLE OF CONTENTS
                                                                            Page
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund                                             2
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund                                                     5
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund                                                9
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                                                    13
--------------------------------------------------------------------------------
Investment Strategies and Risks                                               16
--------------------------------------------------------------------------------
The Funds' Management                                                         20
--------------------------------------------------------------------------------
Choosing a Class of Shares                                                    22
--------------------------------------------------------------------------------
Distribution Arrangements                                                     26
--------------------------------------------------------------------------------
Investing With Touchstone                                                     27
--------------------------------------------------------------------------------
Distributions and Taxes                                                       37
--------------------------------------------------------------------------------
Financial Highlights                                                          39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from federal income tax. High-quality, short-term Florida municipal obligations are obligations rated within the two highest rating categories, with maturities of 13 months or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in Florida municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of Florida municipal obligations and other municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

      o     If economic conditions in the State of Florida decline

      o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Florida Tax-Free Money Market Fund by showing the Fund's performance for each of the last 10 calendar years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

FLORIDA TAX-FREE MONEY MARKET FUND TOTAL RETURNS

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1996      2.96%
1997      3.00%
1998      2.95%
1999      2.63%
2000      3.43%
2001      2.51%
2002      1.13%
2003      0.47%
2004      0.54%
2005      1.73%

Best Quarter:
4th Quarter 2000                +0.91%

Worst Quarter:
1st Quarter 2004                +0.08%

The Fund's year-to-date return as of September 30, 2006 is 1.99%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2005
---------------------------------------------------------------------
                                        1 YEAR    5 YEARS    10 YEARS
---------------------------------------------------------------------
Florida Tax-Free Money Market Fund       1.73%     1.27%       2.13%
---------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                               ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED
                                                      FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  0.25%
--------------------------------------------------------------------------------
Other Expenses                                             0.39%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                       1.14%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                 0.39%
--------------------------------------------------------------------------------
Net Expenses                                               0.75%
--------------------------------------------------------------------------------

(1) Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2007.

EXAMPLE. The following example should help you compare the cost of investing in the Florida Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  Year                                                    $   77
--------------------------------------------------------------------------------
3  Years                                                   $  324
--------------------------------------------------------------------------------
5  Years                                                   $  590
--------------------------------------------------------------------------------
10 Years                                                   $1,351
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets) in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, which are protected by insurance guaranteeing the payment of principal and interest in the event of default. High-quality, long-term Ohio municipal obligations are obligations rated within the two highest rating categories, with maturities of 3 years or more. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations rated within the highest rating category. The Fund may purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government. The Fund may also purchase Ohio municipal obligations and other securities rated within the 4 highest rating categories. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. A security may also be sold due to changes in market conditions or the Sub-Advisor's outlook. The Fund may purchase unrated obligations that are determined to be of comparable quality.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund will seek to maintain an average weighted maturity of more than 10 years, but may reduce its average weighted maturity to 10 years or below if warranted by market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o If interest rates go up, causing the value of any debt securities held by the Fund to decline

      o Because issuers of uninsured obligations may be unable to make timely payments of interest or principal

      o Because securities with longer maturities may lose more value than securities with shorter maturities when interest rates go up

      o If the Fund's investments are concentrated in a particular segment of the bond market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one bond affect other bonds in the same segment

      o     If economic conditions in the State of Ohio decline

      o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Ohio Insured Tax-Free Fund. The bar chart shows the Fund's Class A performance for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees.

OHIO INSURED TAX-FREE FUND -- CLASS A TOTAL RETURNS

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1996      3.07%
1997      7.21%
1998      5.57%
1999     -3.11%
2000     11.61%
2001      3.07%
2002      9.07%
2003      4.65%
2004      3.85%
2005      2.50%

Best Quarter:
3rd Quarter 2002           5.38%

Worst Quarter:
2nd Quarter 2004          -2.81%

The year-to-date return of the Fund's Class A shares as of September 30, 2006 is 3.21%.

The table compares the Fund's average annual total returns to those of the Lehman Brothers Municipal Bond Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------
                                                                 1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------
OHIO INSURED TAX-FREE FUND CLASS A
--------------------------------------------------------------------------------------------------
Return Before Taxes                                              -2.37%      3.58%        4.17%
--------------------------------------------------------------------------------------------------
Return After Taxes on Distributions(1)                           -2.57%      3.44%        4.02%
--------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares(2)    0.00%      3.63%        4.14%
--------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(3)                           3.52%      5.59%        5.71%
--------------------------------------------------------------------------------------------------
OHIO INSURED TAX-FREE FUND CLASS C
--------------------------------------------------------------------------------------------------
Return Before Taxes                                               1.73%      3.84%        3.94%
--------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(3)                           3.52%      5.59%        5.71%
--------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.

(2) When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(3) The Lehman Brothers Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds with long-term maturities greater than 2 years selected from issues larger than $50 million. The Index reflects no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                   SHAREHOLDER FEES
                                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------
                                                            CLASS A SHARES     CLASS C SHARES
------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                   4.75%(1)         None
------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                         *             1.00%(2)
------------------------------------------------------------------------------------------------
Wire Redemption Fee                                          Up to $15        Up to $15
------------------------------------------------------------------------------------------------

                                                             ANNUAL FUND OPERATING EXPENSES
                                                              (EXPENSES THAT ARE DEDUCTED
                                                                    FROM FUND ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                                                  0.50%            0.50%
------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.25%            1.00%
------------------------------------------------------------------------------------------------
Other Expenses                                                   0.30%            0.49%
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             1.05%            1.99%
------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)                       0.30%            0.49%
------------------------------------------------------------------------------------------------
Net Expenses                                                     0.75%            1.50%
------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(1) You may pay a reduced sales charge (see "Reduced Class A Sales Charge" in this Prospectus).

(2) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

(3) Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% for Class A shares and 1.50% for Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2007.

EXAMPLE. The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            CLASS A SHARES     CLASS C SHARES
--------------------------------------------------------------------------------
1 Year                                          $  548              $  153
--------------------------------------------------------------------------------
3 Years                                         $  765              $  577
--------------------------------------------------------------------------------
5 Years                                         $  999              $1,027
--------------------------------------------------------------------------------
10 Years                                        $1,671              $2,277
--------------------------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax. High-quality, short-term Ohio municipal obligations are obligations rated within the two highest rating categories, with maturities of 13 months or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of its assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

      o     If economic conditions in the State of Ohio decline

      o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Ohio Tax-Free Money Market Fund. The bar chart shows the performance of the Fund's Retail shares for each of the last 10 calendar years. The table shows the Fund's average annual total returns. The returns for Institutional shares offered by the Fund will be higher than the returns of Retail shares shown in the bar chart since Institutional shares do not have 12b-1 distribution fees.

The Fund's past performance does not necessarily indicate how it will perform in the future.

OHIO TAX-FREE MONEY MARKET FUND TOTAL RETURNS - RETAIL SHARES

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1996      2.94%
1997      3.08%
1998      2.97%
1999      2.69%
2000      3.50%
2001      2.41%
2002      1.02%
2003      0.48%
2004      0.57%
2005      1.74%

Best Quarter:
4th Quarter 2000          +0.92%

Worst Quarter:
1st Quarter 2004          +0.07%

The year-to-date return of the Fund's Retail shares as of September 30, 2006 is 2.02%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------
                             1 YEAR             5 YEARS           10 YEARS
--------------------------------------------------------------------------------
Retail Shares                 1.74%              1.24%             2.14%
--------------------------------------------------------------------------------
                             1 YEAR             5 YEARS     SINCE CLASS STARTED*
--------------------------------------------------------------------------------
Institutional Shares          2.00%              1.50%             2.30%
--------------------------------------------------------------------------------
*     Institutional shares began operations on January 7, 1997.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). Retail shareholders may be charged up to $15 for each wire redemption.

                                             ANNUAL FUND OPERATING EXPENSES
                                              (EXPENSES THAT ARE DEDUCTED
                                                    FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                RETAIL          INSTITUTIONAL
                                                SHARES             SHARES
--------------------------------------------------------------------------------
Management Fees                                  0.46%             0.46%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.25%              None
--------------------------------------------------------------------------------
Other Expenses                                   0.18%             0.13%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             0.89%             0.59%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)       0.14%             0.09%
--------------------------------------------------------------------------------
Net Expenses                                     0.75%             0.50%
--------------------------------------------------------------------------------

(1) Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% for Retail shares and 0.50% for Institutional shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2007.

EXAMPLE. The following example should help you compare the cost of investing in the Ohio Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           RETAIL          INSTITUTIONAL
                                           SHARES             SHARES
--------------------------------------------------------------------------------
1 Year                                     $   77              $ 51
--------------------------------------------------------------------------------
3 Years                                    $  270              $180
--------------------------------------------------------------------------------
5 Years                                    $  479              $320
--------------------------------------------------------------------------------
10 Years                                   $1,083              $729
--------------------------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
Tax-Free Money Market Fund
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality, short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 13 months or less.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in the Tax-Free Money Market Fund by showing the Fund's Class A performance for each of the last 10 calendar years. The return for Class S shares of the Fund, offered in a separate prospectus, will differ from the Class A returns shown below, depending on the expenses of that class.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TAX-FREE MONEY MARKET FUND - CLASS A TOTAL RETURNS

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1996      3.14%
1997      2.97%
1998      2.99%
1999      2.77%
2000      3.62%
2001      2.69%
2002      1.31%
2003      0.53%
2004      0.67%
2005      1.75%

Best Quarter:
4th Quarter 2000          +0.94%

Worst Quarter:
1st Quarter 2004          +0.11%

The year-to-date return of the Fund's Class A shares as of September 30, 2006 is 1.97%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2005

                                           1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Tax-Free Money Market Fund Class A          1.75%          1.39%         2.24%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                         FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                               0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     0.25%
--------------------------------------------------------------------------------
Other Expenses                                                0.46%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.21%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                    0.32%
--------------------------------------------------------------------------------
Net Expenses                                                  0.89%
--------------------------------------------------------------------------------

(1) Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.89%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2007.

EXAMPLE. The following example should help you compare the cost of investing in the Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                     $   91
------------------------------------------------------------------------------
3 Years                                                    $  352
------------------------------------------------------------------------------
5 Years                                                    $  634
------------------------------------------------------------------------------
10 Years                                                   $1,438
------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goal.

CAN A FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?

Each of the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund may change its investment goal by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

The Ohio Insured Tax-Free Fund may also invest in the following types of municipal obligations:

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     When-issued obligations

      o     Obligations with puts attached

      o     Floating and variable rate obligations

      o     Lease obligations

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

      o OHIO MUNICIPAL OBLIGATIONS are issued by the State of Ohio and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

      o FLORIDA MUNICIPAL OBLIGATIONS are issued by the State of Florida and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features that permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations that require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

CREDIT RISK (ALL FUNDS). The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

INTEREST RATE RISK

      o OHIO INSURED TAX-FREE FUND. The Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

      o TAX-FREE MONEY MARKET FUND, OHIO TAX-FREE MONEY MARKET FUND, FLORIDA TAX-FREE MONEY MARKET FUND (THE "MONEY MARKET FUNDS"). The yield of the Money Market Funds will vary from day to day due to changes in interest rates. Generally, each Money Market Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK (OHIO INSURED TAX-FREE FUND, OHIO TAX-FREE MONEY MARKET FUND, FLORIDA TAX-FREE MONEY MARKET FUND). A non-diversified fund may invest a significant percentage of its assets in the securities of a single issuer. Because the Fund's holdings may be concentrated in a single issuer, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

CONCENTRATION RISK (ALL FUNDS). A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

STATE RISK

            o OHIO INSURED TAX-FREE FUND, OHIO TAX-FREE MONEY MARKET FUND. Economic and political conditions in the state of Ohio may impact the value of Ohio municipal obligations. Ohio has a broad and diverse economic base that is anchored by manufacturing and includes several regional centers and corporate headquarters in addition to expanding health care and technology sectors. The state operates primarily from its general revenue fund, which is largely funded from sales and personal income taxes. The Ohio Constitution requires a balanced budget and positive ending fund balances. The state's very modest spending increases and conservative revenue forecasts resulted in fiscal 2006 ending with total general revenue fund receipts $219.6 million above budget. The Ohio economy continues to lag national and regional growth trends in employment and income, as 2006 unemployment rates averaged 5.3% and state personal income was 94% of the national average. Unemployment rates have steadily declined from their 6.2% peak in 2003, but the below average income trend is expected to continue. Although no issuers of Ohio municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio municipal obligations.

            o FLORIDA TAX-FREE MONEY MARKET FUND. Economic and political conditions in the state of Florida may impact the value of Florida municipal obligations. Florida's location, climate, natural resources and favorable tax environment continue to drive economic performance. Tourism is one of Florida's largest export industries and supports many of the state's employment sectors, including construction, trade and services. The state's economy has been resilient, with above average growth in recent years despite the active hurricane seasons in 2004 and 2005. Florida does not have a tax on personal income, but has a sales and use tax. Approximately 73% of Florida's revenues are derived from the sales and use tax and tourists pay a significant portion of this tax. Despite this reliance on a cyclical revenue source, Florida's revenue base continues to be relatively stable compared with trends for many other states. Although the state has strong reserves and a demonstrated track record of active budget management, it will face continued budgetary challenges as it funds approved constitutional amendments for education spending and the service demands of a growing population. Although no issuers of Florida municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida municipal obligations.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?

TAX RISK (ALL FUNDS). Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
The Funds' Management
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
303 BROADWAY, SUITE 1100, CINCINNATI, OHIO 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of June 30, 2006, Touchstone Advisors had approximately $8.1 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any change in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent and other parties. Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. During the most recent fiscal year, the fee paid to Touchstone Advisors by each Fund (except the Ohio Tax-Free Money Market Fund) was 0.50% of its average daily net assets. The fee paid to Touchstone Advisors by the Ohio Tax-Free Money Market Fund was 0.46% of its average daily net assets.

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT
WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OHIO 45202

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for each Fund, according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio and has been managing the Funds since 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Funds' previous investment adviser from 1981 until 2000. Jay M. Devine is the co-manager of the Money Market Funds and has been managing the Money Market Funds since September 2001. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was as follows:

Florida Tax-Free Money Market Fund           0.15% of average daily net assets
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund                   0.20% of average daily net assets
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund              0.13% of average daily net assets
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                   0.15% of average daily net assets
--------------------------------------------------------------------------------

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Funds. A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements will appear in the Trust's December 31, 2006 Semiannual Report.

--------------------------------------------------------------------------------
Choosing a Class of Shares
--------------------------------------------------------------------------------

The Ohio Insured Tax-Free Fund offers Class A and Class C shares. The Ohio Tax-Free Money Market Fund offers Retail and Institutional shares. The Tax-Free Money Market Fund offers Class A and Class S shares. The Fund's Class S shares are offered in a separate prospectus. For information about Class S shares, call Touchstone Securities, Inc. ("Touchstone") at 1.800.543.0407. Each class of shares has different fees and features. The amount of fees you pay will depend on which class of shares you decide to purchase.

OHIO INSURED TAX-FREE FUND - CLASS A SHARES

The offering price of Class A shares is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                                                  SALES CHARGE
                                               SALES CHARGE          AS % OF
                                                  AS % OF           NET AMOUNT
AMOUNT OF  YOUR INVESTMENT                     OFFERING PRICE       INVESTED
--------------------------------------------------------------------------------
Under $50,000                                      4.75%             4.99%
--------------------------------------------------------------------------------
$50,000 but less than $100,000                     4.50%             4.71%
--------------------------------------------------------------------------------
$100,000 but less than $250,000                    3.50%             3.63%
--------------------------------------------------------------------------------
$250,000 but less than $500,000                    2.95%             3.04%
--------------------------------------------------------------------------------
$500,000 but less than $1 million                  2.25%             2.30%
--------------------------------------------------------------------------------
$1 million or more                                 0.00%             0.00%
--------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Ohio Insured Tax-Free Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone to a participating unaffiliated dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in the Fund. In addition, there is no front-end sales charge on the following purchases:

o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having agreements with Touchstone.

o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has an agreement with Touchstone.

o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.

o     Purchases through processing organizations described in this Prospectus.

o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.

o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

* Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.

Sales charge waivers must be qualified in advance by Touchstone by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of the Ohio Insured Tax-Free Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or

      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or

      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or

      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts

      o     Joint tenant with rights of survivorship accounts

      o     Uniform gift to minor accounts ("UGTMA")

      o     Trust accounts

      o     Estate accounts

      o     Guardian/Conservator accounts

      o IRA accounts, including Traditional, Roth, SEP, SIMPLE and 403(b)(7) custodial accounts

      o     Coverdell Education Savings Accounts

RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Fund Information" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

OHIO INSURED TAX-FREE FUND - CLASS C SHARES

Class C shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL AND INSTITUTIONAL SHARES

RETAIL SHARES are subject to a 12b-1 distribution fee of up to 0.25% of average daily net assets.

INSTITUTIONAL SHARES are not subject to a 12b-1 distribution fee, but have a higher minimum initial investment requirement and do not offer checkwriting, the automatic investment plan or the systematic withdrawal plan. The minimum initial investment in Institutional shares ordinarily is $1 million.

--------------------------------------------------------------------------------
Distribution Arrangements
--------------------------------------------------------------------------------

12B-1 DISTRIBUTION PLANS

OHIO INSURED TAX-FREE FUND. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (referred to as the "1940 Act") for its Class A and Class C shares. Each plan allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS. Each Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows Class A shares of the Tax-Free Money Market Fund, Retail shares of the Ohio Tax-Free Money Market Fund and shares of the Florida Tax-Free Money Market Fund to pay an annual fee of up to 0.25% of average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Money Market Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Touchstone Securities, Inc. ("Touchstone"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

--------------------------------------------------------------------------------
Investing With Touchstone
--------------------------------------------------------------------------------

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone, through your financial advisor, or through a processing organization. In any event, you must complete an investment application. You may obtain an investment application from Touchstone or your financial advisor, or by visiting our website at touchstoneinvestments.com. Check below to find the minimum investment requirements and ways to purchase shares in each Fund.

You may purchase shares in the Funds on a day when either the bond market or the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). Shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may not be eligible for sale in your state of residence. For more information about how to purchase shares or to determine whether a Fund is available for sale in your state, call Touchstone at 1.800.543.0407.

[GRAPHIC] INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

MINIMUM INVESTMENT REQUIREMENTS

                                                                                             INSTITUTIONAL SHARES
                                                                   CLASS A SHARES              (OHIO TAX-FREE
                                                                   CLASS C SHARES                  MONEY
                                                                    RETAIL SHARES               MARKET FUND)
-----------------------------------------------------------------------------------------------------------------
                                                            INITIAL           ADDITIONAL          INITIAL
                                                           INVESTMENT         INVESTMENT         INVESTMENT
-----------------------------------------------------------------------------------------------------------------
Regular Account                                              $2,500              $50           $   1,000,000
-----------------------------------------------------------------------------------------------------------------
Investments through the  Automatic Investment Plan           $  100              $50            Not Available
-----------------------------------------------------------------------------------------------------------------

[GRAPHIC] INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o You may also open an account through your financial advisor. It is the responsibility of the financial advisor to transmit properly completed orders that will be received by Touchstone in a timely manner.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). You may also exchange Class A or Class C shares of a Fund for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.

o     You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

THROUGH PROCESSING ORGANIZATIONS

o You may also purchase shares of the Funds through a "processing organization" (e.g., a mutual fund supermarket) that is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

            o     Charge a fee for its services

            o     Act as the shareholder of record of the shares

            o Set different minimum initial and additional investment requirements

            o     Impose other charges and restrictions

            o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

o Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

o Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

o It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

Each Fund's share price ("NAV") and public offering price (NAV plus any applicable sales charge) is normally determined every Business Day at 4:00 p.m. ET. We price direct purchases in the Funds based upon the next determined public offering price after your order is received. Direct purchase orders received by Touchstone, or its authorized agent, by 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or its authorized agent, after 4:00 p.m. ET, are processed at the public offering price next determined on the following Business Day. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase order must be received may be earlier and the Funds' shares may be priced earlier.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Banks may charge a fee for handling wire transfers.

o If you notify Touchstone by 12:00 noon ET that you are placing a wire purchase order in a Money Market Fund and send your wire purchase order to Touchstone by the close of the Federal Reserve wire transfer system that day, you will be entitled to receive that day's dividend. If Touchstone does not receive your wire purchase order by the close of the Federal Reserve wire transfer system on the day you place your order, your purchase will be canceled and you will be responsible for any resulting loss or fees incurred by the Money Market Fund.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Investing in the Funds - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $100 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three Business Days after the automatic investment. This option is not available to Institutional shares of the Ohio Tax-Free Money Market Fund.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in the same class of shares of another Touchstone Fund without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Funds. This option is not available to Institutional shares of the Ohio Tax-Free Money Market Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any Business Day. If your request is received by Touchstone, or its authorized agent, in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your sale request must be received may be earlier.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.

o You may only sell shares over the telephone if the amount is less than $100,000.

o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o If we receive your sale request by 4:00 p.m. ET, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.

o The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made by 12:00 noon ET.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

            o     Requiring personal identification

            o Making checks payable only to the owner(s) of the account shown on Touchstone's records

            o Mailing checks only to the account address shown on Touchstone's records

            o Directing wires only to the bank account shown on Touchstone's records

            o Providing written confirmation for transactions requested by telephone

            o     Digital recording instructions received by telephone

BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (see "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee by Touchstone's custodian and by your bank. (There is no fee for wire redemptions of Institutional shares in the Ohio Tax-Free Money Market Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

o You may establish checkwriting privileges in the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund (Retail shares only) and the Florida Tax-Free Money Market Fund and redeem shares by check.

o     There is no fee for writing checks.

o The minimum amount of each check redemption is $100. Checks written for less than the minimum amount may be returned. You may be charged a fee for returned checks.

o Checks will be processed at the NAV on the day the check is presented to the custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, the check will be returned and you may be charged a fee for insufficient funds.

o     Checks cannot be certified.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no special fee for this service.

o The systematic withdrawal plan is not available to Institutional shares of the Ohio Tax-Free Money Market Fund.

[GRAPHIC] SPECIAL TAX CONSIDERATION

      Systematic withdrawals in the Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

[GRAPHIC] SPECIAL TAX CONSIDERATION

      Selling your shares in the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

[GRAPHIC] INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - OHIO INSURED TAX-FREE FUND

If you purchase $1 million or more Class A shares of the Ohio Insured Tax-Free Fund at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class C shares of the Ohio Insured Tax-Free Fund within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Ohio Insured Tax-Free Fund.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

When we determine whether a CDSC is payable on a redemption, we assume that:

o     The redemption is made first from amounts not subject to a CDSC; then

o     From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of Money Market Funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between Money Market Funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers in which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS

OHIO INSURED TAX-FREE FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 Business Days) after receipt of a proper request.

MONEY MARKET FUNDS. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 3 Business Days (normally within 1 Business Day) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

[GRAPHIC] SPECIAL TAX CONSIDERATION

      You should contact your tax advisor if you use the Reinstatement
      Privilege.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o When the NYSE or bond market is closed on days other than customary weekends and holidays

o     When trading on the NYSE or bond market is restricted

o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES

Each Fund calculates it share price ("NAV") by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price (NAV plus a sales charge, if applicable) determined after Touchstone or its authorized agent receives your purchase or sale order in proper form.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable NAV per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Ohio Insured Tax-Free Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Fund for which market quotations are not available will be priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------

[GRAPHIC] SPECIAL TAX CONSIDERATION

      You should consult your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends will be distributed daily and paid monthly. Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations. The Money Market Funds expect that their distributions will primarily consist of investment income.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

CAPITAL GAINS (OHIO INSURED TAX-FREE FUND). Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

[GRAPHIC] SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

[GRAPHIC] SPECIAL TAX CONSIDERATION

o OHIO INSURED TAX-FREE FUND, OHIO TAX-FREE MONEY MARKET FUND. Dividends from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

o FLORIDA TAX-FREE MONEY MARKET FUND. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida no longer imposes an intangible personal property tax on Florida residents.

--------------------------------------------------------------------------------
Financial  Highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information was audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

FLORIDA TAX-FREE MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                          2006          2005            2004             2003             2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                     $ 1.000       $ 1.000         $ 1.000          $ 1.000          $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.023         0.011           0.004            0.008            0.017
  Net realized gains (losses) on investments                  --        (0.000)(A)      (0.000)(A)        0.000(A)        (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.023         0.011           0.004            0.008            0.017
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.023)       (0.011)         (0.004)          (0.008)          (0.017)
Distributions from net realized gains                         --            --          (0.000)(A)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.023)       (0.011)         (0.004)          (0.008)          (0.017)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                           $ 1.000       $ 1.000         $ 1.000          $ 1.000          $ 1.000
====================================================================================================================================
Total return                                                2.28%         1.09%           0.36%            0.76%            1.66%
====================================================================================================================================
Net assets at end of year (000's)                        $27,424       $28,144         $29,385          $29,657          $18,128
====================================================================================================================================
Ratio of net expenses to average net assets                 0.75%         0.75%           0.75%            0.69%            0.65%
Ratio of net investment income to average net assets        2.23%         1.08%           0.35%            0.77%            1.64%

(A)   Amount rounds to less than $0.001.

OHIO INSURED TAX-FREE FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2006          2005          2004             2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                            $ 12.10       $ 11.68       $ 12.36          $ 11.94       $ 11.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                            0.46          0.45          0.48             0.49          0.53
  Net realized and unrealized gains (losses) on investments       (0.49)         0.43         (0.50)            0.49          0.07
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (0.03)         0.88         (0.02)            0.98          0.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.46)        (0.45)        (0.48)           (0.49)        (0.53)
  Distributions from net realized gains                           (0.16)        (0.01)        (0.21)           (0.07)        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.62)        (0.46)        (0.69)           (0.56)        (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Capital contributions                                                --            --          0.03               --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                  $ 11.45       $ 12.10       $ 11.68          $ 12.36       $ 11.94
====================================================================================================================================
Total return(A)                                                   (0.25%)        7.66%         0.04%(B)         8.43%         5.15%
====================================================================================================================================
Net assets at end of year (000's)                               $64,266       $74,604       $77,837          $59,683       $54,348
====================================================================================================================================
Ratio of net expenses to average net assets                        0.75%         0.75%         0.75%            0.75%         0.75%
Ratio of net investment income to average net assets               3.87%         3.74%         3.94%            4.03%         4.47%
Portfolio turnover rate                                              24%           30%           36%              24%           28%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B) Total return would have been (0.21%) without a capital contribution made by the Advisor.

OHIO INSURED TAX-FREE FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                                        2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                                    $12.11       $11.69       $12.41       $11.96       $11.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                   0.37         0.36         0.39         0.40         0.44
  Net realized and unrealized gains (losses) on investments              (0.49)        0.43        (0.51)        0.52         0.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (0.12)        0.79        (0.12)        0.92         0.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                   (0.37)       (0.36)       (0.39)       (0.40)       (0.44)
  Distributions from net realized gains                                  (0.16)       (0.01)       (0.21)       (0.07)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.53)       (0.37)       (0.60)       (0.47)       (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                          $11.46       $12.11       $11.69       $12.41       $11.96
====================================================================================================================================
Total return(A)                                                          (1.00%)       6.86%       (1.03%)       7.89%        4.54%
====================================================================================================================================
Net assets at end of year (000's)                                       $6,728       $9,400       $9,862       $7,388       $4,910
====================================================================================================================================
Ratio of net expenses to average net assets                               1.50%        1.50%        1.50%        1.50%        1.50%
Ratio of net investment income to average net assets                      3.12%        2.99%        3.19%        3.27%        3.72%
Portfolio turnover rate                                                     24%          30%          36%          24%          28%

(A)   Total returns shown exclude the effect of applicable sales loads.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                          2006         2005            2004             2003             2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                     $ 1.000      $ 1.000        $  1.000         $  1.000         $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.023        0.011           0.004            0.008            0.015
  Net realized gains (losses) on investments                  --           --           0.000(A)         0.000(A)        (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.023        0.011           0.004            0.008            0.015
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.023)      (0.011)         (0.004)          (0.008)          (0.015)
  Distributions from net realized gains                       --       (0.000)(A)      (0.000)(A)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.023)      (0.011)         (0.004)          (0.008)          (0.015)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                           $ 1.000      $ 1.000        $  1.000         $  1.000         $  1.000
====================================================================================================================================
Total return                                                2.31%        1.13%           0.35%            0.78%            1.47%
====================================================================================================================================
Net assets at end of year (000's)                        $92,082      $99,127        $165,145         $155,810         $211,083
====================================================================================================================================
Ratio of net expenses to average net assets                 0.75%        0.75%           0.75%            0.75%            0.75%
Ratio of net investment income to average net assets        2.26%        1.05%           0.35%            0.79%            1.46%

(A)   Amount rounds to less than $0.001.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                          2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    $  1.000        $  1.000        $  1.000        $  1.000        $  1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.025           0.014           0.006           0.010           0.017
  Net realized gains (losses) on investments                  --              --           0.000(A)        0.000(A)       (0.000)(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.025           0.014           0.006           0.010           0.017
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.025)         (0.014)         (0.006)         (0.010)         (0.017)
  Distributions from net realized gains                       --          (0.000)(A)      (0.000)(A)          --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.025)         (0.014)         (0.006)         (0.010)         (0.017)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                          $  1.000        $  1.000        $  1.000        $  1.000        $  1.000
====================================================================================================================================
Total return                                                2.57%           1.39%           0.60%           1.03%           1.72%
====================================================================================================================================
Net assets at end of year (000's)                       $183,107        $192,346        $174,739        $266,120        $210,679
====================================================================================================================================
Ratio of net expenses to average net assets                 0.50%           0.50%           0.50%           0.50%           0.50%
Ratio of net investment income to average net assets        2.50%           1.41%           0.59%           1.02%           1.69%

(A)   Amount rounds to less than $0.001.

TAX-FREE MONEY MARKET FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------------------------------------------
                                                            2006           2005           2004             2003             2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                      $ 1.000        $ 1.000        $ 1.000          $ 1.000          $ 1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.023          0.011          0.005            0.008            0.017
  Net realized gains on investments                            --             --          0.000(A)         0.000(A)         0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.023          0.011          0.005            0.008            0.017
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.023)        (0.011)        (0.005)          (0.008)          (0.017)
  Distributions from net realized gains                        --             --         (0.000)(A)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.023)        (0.011)        (0.005)          (0.008)          (0.017)
====================================================================================================================================
Net asset value at end of year                            $ 1.000        $ 1.000        $ 1.000          $ 1.000          $ 1.000
====================================================================================================================================
Total return                                                 2.28%          1.14%          0.50%            0.99%            1.73%
====================================================================================================================================
Net assets at end of year (000's)                         $16,279        $19,250        $20,263          $21,375          $23,532
====================================================================================================================================
Ratio of net expenses to average net assets                  0.89%          0.89%          0.89%            0.89%            0.89%
Ratio of net investment income to average net assets         2.23%          1.13%          0.48%            0.79%            1.71%

(A)   Amount rounds to less than $0.001.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group(R)

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Investments
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407
http://www.touchstoneinvestments.com

The SAI and Financial Reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-2001 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

[LOGO] TOUCHSTONE
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH 45202-4203

--------------------------------------------------------------------------------
                                                                November 1, 2006


Prospectus
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TOUCHSTONE TAX-FREE TRUST

Touchstone Tax-Free Money Market Fund - Class S Shares
--------------------------------------------------------------------------------
















[TOUCHSTONE INVESTMENTS LOGO]                                         [CAI LOGO]


The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                      NOVEMBER 1, 2006

TOUCHSTONE INVESTMENTS

TOUCHSTONE TAX-FREE MONEY MARKET FUND - CLASS S SHARES

The Tax-Free Money Market Fund (the "Fund") is a series of Touchstone Tax-Free Trust (the "Trust"), a group of tax-free bond and money market mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust (formerly "Constellation Funds"), a group of equity and bond mutual funds and Constellation Institutional Portfolios, a group of equity institutional mutual funds (the "Touchstone Funds"). Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Fund's investments on a daily basis.

TABLE OF CONTENTS

                                                                      Page
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                                               2
--------------------------------------------------------------------------------
Investment Strategies and Risks                                          5
--------------------------------------------------------------------------------
The Fund's Management                                                    7
--------------------------------------------------------------------------------
Distribution Arrangements                                                9
--------------------------------------------------------------------------------
Investing With Touchstone                                               10
--------------------------------------------------------------------------------
Distributions and Taxes                                                 14
--------------------------------------------------------------------------------
Financial Highlights                                                    15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality, short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 13 months or less.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 13 months or less. The Fund is also subject to quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE

The bar chart and table below give some indication of the risks of investing in Class S shares of the Fund by showing the Fund's Class S performance during each full calendar year of operations. The returns for Class A shares of the Fund, offered in a separate prospectus, will be higher than the Class S returns shown below since Class S shares have higher 12b-1 distribution fees than Class A shares.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TAX-FREE MONEY MARKET FUND - CLASS S TOTAL RETURNS

[BAR CHART]       Best Quarter:
                  4th Quarter 2005          +0.48%
2004: 0.41%
2005: 1.48%       Worst Quarter:
                  1st Quarter 2004          +0.05%

The year-to-date return of the Fund's Class S shares as of September 30, 2006 is 1.77%.

To obtain current yield information, call 1.800.543.0407.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------
                                               1 YEAR       SINCE CLASS STARTED*
--------------------------------------------------------------------------------
Tax-Free Money Market Fund Class S              1.48%             0.73%
--------------------------------------------------------------------------------

* Class S shares began operations on February 3, 2003.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                         FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.60%
--------------------------------------------------------------------------------
Other Expenses                                                 0.33%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.43%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                     0.28%
--------------------------------------------------------------------------------
Net Expenses                                                   1.15%
--------------------------------------------------------------------------------

(1) Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2007.

EXAMPLE. The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                          $       117
--------------------------------------------------------------------------------
3 Years                                                         $       425
--------------------------------------------------------------------------------
5 Years                                                         $       755
--------------------------------------------------------------------------------
10 Years                                                        $     1,689
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, the Fund may not achieve its investment goal.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features that permit the Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. The Fund will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. The Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CONCENTRATION RISK. If the Fund invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) it is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUND?

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
303 BROADWAY, SUITE 1100, CINCINNATI, OHIO 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of June 30, 2006, Touchstone Advisors had approximately $8.1 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent and other parties. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.50% of its average daily net assets.

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT
WASHINGTON")
303 BROADWAY, SUITE 1200, CINCINNATI, OHIO 45202

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing the Fund's portfolio and has been managing the Fund since 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Fund's previous investment adviser from 1981 until 2000. Jay M. Devine is the co-manager of the Fund and has been managing the Fund since September 2001. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.15% of the Fund's average daily net assets.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

The SAI provides additional information about each portfolio managers' compensation structure, other managed accounts and ownership of securities in the Fund. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements will appear in the Trust's December 31, 2006 Semiannual Report.

--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

12B-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (referred to as the "1940 Act") for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). However, the current annual 12b-1 fees for Class S shares are limited to up to 0.60% of the average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Touchstone Securities, Inc. ("Touchstone"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

--------------------------------------------------------------------------------
INVESTING WITH TOUCHSTONE
--------------------------------------------------------------------------------

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, call Touchstone Securities, Inc. ("Touchstone") at 1.800.543.0407 or call your financial advisor.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed.

INVESTING IN THE FUND

You may purchase shares in the Fund on a day when either the bond market or the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone may be automatically invested in Class S shares of the Fund on a Business Day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

o     There is no minimum amount for initial or additional investments.

o Your financial institution will act as the shareholder of record of your Class S shares.

o Purchase orders received by financial institutions by 4:00 p.m. ET are processed at that day's net asset value ("NAV"). Purchase orders received by financial institutions after 4:00 p.m. ET are processed at the NAV next determined on the following Business Day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

o If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase orders must be received may be earlier.

o You may receive a dividend in the Fund on the Business Day you wire an investment if your financial institution notifies Touchstone of the wire by 12:00 noon ET, on that day. Your purchase will be priced based on the Fund's NAV next computed after the order is received in proper form.

o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after the order is received in proper form.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Shares held through a financial institution may be transferred into your name following procedures established by your financial institution and Touchstone.

o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

o     For more information about how to purchase shares, call Touchstone at
      1.800.543.0407 or call your financial institution.

EXCHANGES

o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

o     You do not have to pay a fee for your exchange.

o You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.


SELLING YOUR SHARES

You may sell some or all of your shares through your financial institution on any Business Day. If the request is received by Touchstone, or its authorized agent, in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made by 12:00 noon ET. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your sale request must be received may be earlier.

o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

o     Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your financial institution may be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digital recording instructions received by telephone

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to your financial institution within 3 Business Days (normally within 1 Business Day) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o When the NYSE or bond market is closed on days other than customary weekends and holidays

o     When trading on the NYSE or bond market is restricted

o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

MARKET TIMING POLICY

The Touchstone Funds have adopted policies and procedures with respect to market timing of the Funds by shareholders. These policies generally do not apply to purchases and redemptions of money market funds and exchanges between money market funds. Since the Fund is a money market fund and its Class S shares may only be exchanged for Class S shares of another Touchstone money market fund, these policies do not apply to the Fund's Class S shares.

PRICING OF FUND SHARES

The Fund's share price, also called NAV, is normally determined every Business Day at 4:00 p.m. ET. The Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the NAV determined after Touchstone or its authorized agent receives your purchase or sale order in proper form. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the Fund's shares may be priced earlier.


The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

*     SPECIAL TAX CONSIDERATION

      You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be distributed daily and paid monthly. Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

TAX INFORMATION

DISTRIBUTIONS. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund expects that its distributions will primarily consist of investment income. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Fund.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. Your financial advisor will receive an annual statement outlining the tax status of your distributions. The statement will give the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Fund's Class S shares during its operations. Certain information reflects financial results for a single Class S share of the Fund. The total returns in the table represent the rate an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

TAX-FREE MONEY MARKET FUND - CLASS S

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                       PERIOD
                                                               YEAR ENDED JUNE 30,                     ENDED
                                                      -----------------------------------------        JUNE 30,
                                                         2006            2005          2004            2003(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $     1.000    $     1.000    $     1.000      $     1.000
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.020          0.009          0.002            0.001
   Net realized gains on investments                           --             --          0.000(B)         0.000(B)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.020          0.009          0.002            0.001
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                    (0.020)        (0.009)        (0.002)          (0.001)
   Distributions from net realized gains                       --             --         (0.000)(B)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.020)        (0.009)        (0.002)          (0.001)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $     1.000    $     1.000    $     1.000      $     1.000
====================================================================================================================================
Total return                                                 2.01%          0.87%          0.25%            0.32%(C)
====================================================================================================================================
Net assets at end of period (000's)                   $    32,658    $    13,075     $    16,381     $    18,692
====================================================================================================================================
Ratio of net expenses to average net assets                  1.15%          1.15%          1.15%            1.15%(C)
Ratio of net investment income to average net assets         2.10%          0.86%          0.22%            0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.

(B)   Amount rounds to less than $0.001.

(C)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR

Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR

Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT

Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

SHAREHOLDER SERVICE

1.800.543.0407

A Member of Western & Southern Financial Group(R)

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Fund's Financial Reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Investments
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407
http://www.touchstoneinvestments.com

The SAI and Financial Reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-2001 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

--------------------------------------------------------------------------------

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 1, 2006

                           OHIO INSURED TAX-FREE FUND
                           TAX-FREE MONEY MARKET FUND
                         OHIO TAX-FREE MONEY MARKET FUND
                       FLORIDA TAX-FREE MONEY MARKET FUND

This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Funds' Prospectuses dated November 1, 2006. The Funds' financial statements are contained in the Touchstone Tax-Free Trust Annual Report, which is incorporated by reference into this SAI. You may receive a copy of a Prospectus or most recent Annual or Semiannual Report by writing to Touchstone Tax-Free Trust (the "Trust") at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust at 1.800.543.0407 (in Cincinnati 513.362.4921),
or by visiting our website at touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION

                            TOUCHSTONE TAX-FREE TRUST
                            303 BROADWAY, SUITE 1100
                           CINCINNATI, OHIO 45202-4203

                                TABLE OF CONTENTS                           PAGE

THE TRUST .................................................................    3

MUNICIPAL OBLIGATIONS .....................................................    5

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS .............................   11

INVESTMENT LIMITATIONS ....................................................   15

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES ..................   17

TRUSTEES AND OFFICERS .....................................................   21

THE INVESTMENT ADVISOR AND SUB-ADVISOR ....................................   26

PORTFOLIO MANAGERS ........................................................   29

THE DISTRIBUTOR ...........................................................   31

DISTRIBUTION PLANS ........................................................   32

SECURITIES TRANSACTIONS ...................................................   34

CODE OF ETHICS ............................................................   36

PORTFOLIO TURNOVER ........................................................   36

DISCLOSURE OF PORTFOLIO HOLDINGS ..........................................   36

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE ......................   37

CHOOSING A SHARE CLASS ....................................................   40

OTHER PURCHASE AND REDEMPTION INFORMATION .................................   44

TAXES .....................................................................   45


PRINCIPAL SECURITY HOLDERS ................................................   47

CUSTODIAN .................................................................   47

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   48

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT .............................   48

FINANCIAL STATEMENTS ......................................................   49

APPENDIX ..................................................................   50

THE TRUST
---------

The Trust is an open-end, diversified management investment company that was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers four series of shares to investors: the Tax-Free Money Market Fund (formerly the "Tax-Free Money Fund"), the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund (formerly the "Ohio Tax-Free Money Fund") and the Florida Tax-Free Money Market Fund (formerly the "Florida Tax-Free Money Fund") (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goals and policies.

Touchstone Advisors, Inc. (the "Advisor") is the investment advisor for each Fund. The Advisor has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") to manage, on a daily basis, the assets of each Fund. Touchstone Securities, Inc. (the "Distributor") is the principal distributor of the Funds' shares.

Pursuant to an Agreement and Plan of Reorganization dated February 4, 2004, the Ohio Insured Tax-Free Fund acquired all of the assets and liabilities of the Tax-Free Intermediate Term Fund and the Tax-Free Intermediate Term Fund was liquidated as a series of the Trust on May 24, 2004.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail shares and Institutional shares of the Ohio Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Both Class A and Class S shares of the Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders.

Both Class A and Class C shares of the Ohio Insured Tax-Free Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in municipal obligations. Municipal obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund invest primarily in Ohio obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The Florida Tax-Free Money Market Fund invests primarily in Florida obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal Obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works; to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users, which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

      1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

      3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interest will be tax-exempt when distributed as dividends to shareholders. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate that is tied to the prevailing interest rate of another financial instrument. Variable rate obligations have an interest rate that is adjusted at specified intervals to a market interest rate at the time of reset. Periodic interest rate adjustments help stabilize the obligations' market values and cause their price to approximate par. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on a quarterly to annual basis. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

INVERSE FLOATING OBLIGATIONS. The Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market value of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price that a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate which, along with the regular amortization of the principal, may make them attractive for a portion of the Fund's assets. Certain of these lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

The Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Fund does not intend to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Fund will only purchase unrated lease obligations that meet its quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS. The Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs that may rate the obligations of the Money Market Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service ("S&P"), Fitch Ratings ("Fitch") or Dominion Bond Rating Service, Limited ("Dominion").

The Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch or Dominion. The Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Fund's quality standards. The Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3), Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

The ratings of Moody's, S&P, Fitch and Dominion represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation that depends on credit of the U.S. Government (e.g., project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P, Fitch or Dominion. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P, Fitch or Dominion. Each Fund may also invest in Municipal Obligations that are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable. A description of the Municipal Obligation ratings by Moody's, S&P, Fitch and Dominion is in the Appendix to this SAI.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectuses appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2. The Appendix contains more information about commercial paper ratings.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of certificates of deposit, eligible bankers' acceptances or securities that are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' custodian in an amount at least equal to the market value of the loaned securities. As a matter of current operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING. Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, the Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund and the Florida Tax-Free Money Market Fund may each borrow money from banks or other lenders, as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding 10% of its total assets. Each of these Funds may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each of these Funds will not make any additional purchases of portfolio securities while borrowings are outstanding. These policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above.

SECURITIES WITH LIMITED MARKETABILITY. As a matter of current operating policy, each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market. This policy is not fundamental for each Fund and may be changed by the Board of Trustees without shareholder approval.

SENIOR SECURITIES. As a matter of current operating policy, the following activities will not be considered to be issuing senior securities for purposes of each Fund's restrictions on investments in senior securities, (see "Investment Limitations").

      (1) Collateral arrangements in connection with any type of option, futures contract forward contract, or swap.

      (2) Collateral arrangements in connection with initial and variation margin.

      (3) A pledge, mortgage or hypothecation of a Fund's assets to secure its borrowings.

      (4) A pledge of a Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. The Advisor has received an exemptive order from the SEC that permits each Fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund may invest up to 25% of its assets in affiliated money market funds, subject to its investment limitations and certain other conditions pursuant to the exemptive order.

The term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

FUNDAMENTAL LIMITATIONS. The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE FUNDAMENTAL LIMITATIONS FOR EACH FUND ARE:

      1. Borrowing Money. The Funds may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

      2. Underwriting. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

      3. Loans. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities,
      (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

      4. Real Estate. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

      5. Commodities. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

      6. Concentration. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      7. Senior Securities. The Funds may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

THE 80% FUNDAMENTAL INVESTMENT LIMITATIONS FOR THE FUNDS ARE:

      1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

      2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

      3. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

      4. 80% INVESTMENT POLICY (TAX-FREE MONEY MARKET FUND). Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

NONFUNDAMENTAL LIMITATIONS. The Trust, on behalf of the Funds, has adopted the following 80% nonfundamental investment limitations. These limitations may be changed by the Board of Trustees without shareholder approval. Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's nonfundamental investment policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

THE 80% NONFUNDAMENTAL INVESTMENT LIMITATIONS ARE:

      1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

      2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Ohio municipal obligations.

      3. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Florida municipal obligations.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Funds will not purchase securities for which there are legal or contractual restrictions on resale if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The Funds do not presently intend to sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------

Under normal market conditions, at least 80% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations that are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. The issuer or underwriter pays all premiums in advance. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, a fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations that are insured by the issuer of the obligation under a new issue insurance policy. In the event the Sub-Advisor makes a recommendation to purchase an obligation that is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp. ("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC"), Financial Security Assurance Inc. ("FSA") or XL Capital Assurance Inc. ("XLCA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA has the largest insured portfolio and claims-paying resource base in the industry. Its total claims paying resources at year-end 2005 were $13.4 billion, up 4.1% from the 2004 year-end total. MBIA is looking to an expanding international public finance and international asset-backed finance sector to fuel growth into the future, as the domestic municipal finance market is well-penetrated and saturated with competition and slower growth prospects. MBIA's reinsurance and accounting practices were the subject of regulatory investigations by the SEC and the New York Attorney General beginning in late 2004, with additional subpoenas sent in 2005. The subpoenas relate to its non-traditional reinsurance arrangements, its methodologies for determining loss reserves and case reserves, its accounting treatment of advisory fees, instances of purchase of credit default protection on itself and documents relating to Channel Reinsurance Ltd., of which MBIA is part owner. In addition, MBIA has been named in a number of class-action lawsuits. MBIA's credit strengths are balanced by its continued regulatory scrutiny, an underwriting approach that is less conservative than its peer group and increased market competition. At December 31, 2005, MBIA's margin of safety was in the 1.4x - 1.5x range. This margin exceeds Standard & Poor's 1.25x minimum requirement for an "AAA" rated company. The margin of safety shows the relationship between capital available to pay claims to theoretical worst case losses.

AMBAC focuses on conservative risk-management standards and places more emphasis on acceptable returns than market share based on par written. Ambac's challenges include increased competition in the financial guarantor marketplace, relatively tight credit spreads in the structured market and inconsistent business production in the international market. Like other insurers, AMBACC faces increased competition, as three new insurers have entered the market over the last few years. The saturation of the financial guarantor marketplace has lead to a decrease in new business premium rates as the guarantors compete for transactions using pricing levels. Tight credit spreads in the structure market are also constraining business volume, although some areas such as auto securitizations continue to present opportunities. Despite these challenges, Ambac continues to guaranty a steady level of new business and will continue to pursue business opportunities in the growing European and Japanese markets. Ambac's margin of safety as of year end 2005 reverted back to the 1.3x-1.4x range from the 1.4x-1.5x range a year earlier.

FGIC has focused more heavily than its competitors on insuring safer municipal credits and its insured portfolio has long been regarded as the safest in the bond insurance industry. While its ultra-conservative underwriting approach has created a high credit quality portfolio, it has resulted in the industry's lowest premium rates and below-industry norm returns. FGIC is owned primarily (42%) by the PMI Group, a California-based insurer, 23% by each of the Blackstone Group (investment adviser) and the Cypress Group (private investment fund), 7% by CIVC Partners and 5% by its previous owner, GE Capital. After the purchase from GE Capital in 2003, FGIC revised its business strategy to expand into newer and relatively riskier business segments, such as the structured finance and international finance sectors. Nonetheless, FGIC intends to maintain its reputation of conservative underwriting standards. The revised business strategy should give FGIC higher premium rates and allow it to capitalize on the areas of the financial guaranty business that are expected to grow. FGIC faces competition from the established and newer insurers and will faces challenges in its ability to execute a revised business strategy under a relatively new ownership group. As of December 31, 2005, FGIC's capital adequacy margin of safety continued to remain in the range of 1.3x - 1.4x, but had fallen to the lower end of that range.

FSA is an indirect subsidiary of Dexia, one of the largest banking groups in Europe, which gives FSA a distinct advantage in the European market. FSA is expected to benefit from the expansion of the global financial guaranty market and its international par value insured during 2005 was $14.1 billion, a 38% increase over 2004 levels. In addition to the European market, FSA also boosted its international presence in 2005 by hiring marketing professionals to run its Tokyo and Mexico City offices. However, in 2005, FSA saw a decrease in new business volume and premium rates in the asset-backed sector. Despite a challenging market environment in 2005, FSA managed to maintain solid growth in new business origination without sacrificing its high underwriting and pricing standards. FSA continues to outperform its competitors in its margin-of-safety ratio and had a 1.6x-1.7x range in 2005, up from the 1.5x-1.6x range reported in 2004.

XLCA is a wholly-owned subsidiary of holding company Security Capital Assurance Ltd, a Bermuda based company that recently completed a public offering in August 2006. XLCA is an affiliate of XL Financial Assurance Ltd, a reinsurance provider. Two hundred million dollars from the proceeds of the public offering were used to bolster the claims paying ability of XLCA and its sister company XLFA. XLCA guarantees U.S. municipal bonds, asset-backed securities, debt backed by utilities and selected infrastructure projects, specialized risks and structured investment products. XLCA has shown strong market acceptance and gained a 12% market share of adjusted gross premiums as of June 2006. XLCA has demonstrated a disciplined underwriting and focuses on very conservative underwriting and risk management, rather than market share. However, XLCA continues to grow and its gross premiums for the six months ended June 30, 2006 increased 47% over the same six month period in 2005. XLCA's margin of safety is tied closely to the strength of XL Financial Assurance Ltd. and its profitability and capital remain low relative to its industry peers. XLCA is challenged by the extreme competition within the industry and its ability to establish a recognized brand name.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
         NAME           POSITION        TERM OF           PRINCIPAL OCCUPATION(S) DURING         NUMBER OF            OTHER
       ADDRESS          HELD WITH        OFFICE                    PAST 5 YEARS                  FUNDS            DIRECTORSHIPS
         AGE            TRUST             AND                                                    OVERSEEN            HELD(4)
                                       LENGTH OF                                                 IN THE
                                          TIME                                                   TOUCHSTONE
                                       SERVED(2)                                                 FUND
                                                                                                 COMPLEX(3)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder        Trustee and   Until         Senior Vice President of The Western and           54       Director of
Touchstone Advisors,    President     retirement    Southern Life Insurance Company.                            LaRosa's (a
Inc                                   at age 75     President and a director of IFS Financial                   restaurant chain).
303 Broadway                          or until      Services, Inc. (a holding company).  She
Cincinnati, OH                        she resigns   is a director of Capital Analysts
Age: 51                               or is         Incorporated (an investment advisor and
                                      removed       broker-dealer), Integrated Investment
                                                    Services, Inc. (the Trust's administrator,
                                      Trustee       accounting and transfer agent), IFS Fund
                                      since 1999    Distributors, Inc. (a broker-dealer),
                                                    Touchstone Advisors, Inc. (the Trust's
                                                    investment advisor) and Touchstone
                                                    Securities, Inc. (the Trust's
                                                    distributor).  She is also President and a
                                                    director of IFS Agency Services, Inc. (an
                                                    insurance agency), W&S Financial Group
                                                    Distributors, Inc. (an annuity
                                                    distributor) and IFS Systems, Inc.  She is
                                                    Senior Vice President and a director of
                                                    W&S Brokerage Services, Inc. (a
                                                    broker-dealer). She is President and Chief
                                                    Executive Officer of Integrity Life
                                                    Insurance Company and National Integrity
                                                    Life Insurance Company.  She was President
                                                    of Touchstone Advisors, Inc. and
                                                    Touchstone Securities, Inc. until 2004.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett         Trustee       Until         Chairman of the Board, President and Chief         32       Director of The
The Western and                       retirement    Executive Officer of The Western and                        Andersons (an
Southern Life                         at age 75     Southern Life Insurance Company,                            agribusiness and
Insurance Company                     or until he   Western-Southern Life Assurance Company                     retailing
400 Broadway                          resigns or    and Western & Southern Financial Group,                     company);
Cincinnati, OH                        is removed    Inc.; Director and Chairman of Columbus                     Convergys
Age: 57                                             Life Insurance Company; Fort Washington                     Corporation (a
                                      Trustee       Investment Advisors, Inc., Integrity Life                   provider of
                                      since 2002    Insurance Company and National Integrity                    business support
                                                    Life Insurance Company; Director of Eagle                   systems and
                                                    Realty Group, Inc., Eagle Realty                            customer care
                                                    Investments, Inc. and Integrated                            operations) and
                                                    Investment Services, Inc.; Director,                        Fifth Third
                                                    Chairman and CEO of WestAd, Inc.;                           Bancorp.
                                                    President and Trustee of Western &
                                                    Southern Financial Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
         NAME           POSITION        TERM OF           PRINCIPAL OCCUPATION(S) DURING         NUMBER OF            OTHER
       ADDRESS          HELD WITH        OFFICE                    PAST 5 YEARS                  FUNDS            DIRECTORSHIPS
         AGE            TRUST             AND                                                    OVERSEEN            HELD(4)
                                       LENGTH OF                                                 IN THE
                                          TIME                                                   TOUCHSTONE
                                       SERVED(2)                                                 FUND
                                                                                                 COMPLEX(3)
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan       Trustee       Until         Retired Managing Partner of KPMG LLP (a            32       Director of Wing
1420 Neeb Road                        retirement    certified public accounting firm);                          Eyecare Companies.
Cincinnati, OH                        at age 75     Director of The National Underwriter
Age: 62                               or until he   Company (a publisher of insurance and
                                      resigns or    financial service products) until 2003.
                                      is removed

                                      Trustee
                                      since 2005
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox          Trustee       Until         President and Chief Executive Officer of           54       Director of the
105 East Fourth Street                retirement    Cox Financial Corp. (a financial services                   Federal Reserve
Cincinnati, OH                        at age 75     company).                                                   Bank of Cleveland
Age: 58                               or until he                                                               and Duke Energy
                                      resigns or                                                                (a utility
                                      is removed                                                                company);
                                                                                                                Chairman of The
                                      Trustee                                                                   Cincinnati Bell
                                      since 1999                                                                Telephone Company
                                                                                                                LLC; Director of
                                                                                                                The Timken
                                                                                                                Company (a
                                                                                                                manufacturer of
                                                                                                                bearings, alloy
                                                                                                                steels and
                                                                                                                related products
                                                                                                                and services);
                                                                                                                Director of
                                                                                                                Diebold,
                                                                                                                Incorporated (a
                                                                                                                provider of
                                                                                                                integrated
                                                                                                                self-service
                                                                                                                delivery and
                                                                                                                security systems).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner        Trustee       Until         Principal of HJL Enterprises (a privately          32       None
c/o Touchstone                        retirement    held investment company).
Advisors, Inc.                        at age 75
303 Broadway                          or until he
Cincinnati, OH                        resigns or
Age: 68                               is removed

                                      Trustee
                                      since 1981
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann      Trustee       Until         Executive for Duro Bag Manufacturing Co.           54       None
c/o Touchstone                        retirement    (a bag manufacturer);  President of Shor
Advisors, Inc.                        at age 75     Foundation for Epilepsy Research (a
303 Broadway                          or until he   charitable foundation);  Trustee of
Cincinnati, OH                        resigns or    Riverfront Funds (mutual funds) from 1999
Age: 68                               is removed    - 2004.

                                      Trustee
                                      since 2005
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg     Trustee       Until         Retired Partner of KPMG LLP (a certified           53       Trustee of
c/o Touchstone                        retirement    public accounting firm).  He is Vice                        Tri-Health
Advisors, Inc.                        at age 75     President of St. Xavier High School.                        Physician
303 Broadway                          or until he                                                               Enterprise
Cincinnati, OH                        resigns or                                                                Corporation.
Age: 72                               is removed

                                      Trustee
                                      since 1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti         Trustee       Until         CEO, Chairman and Director of Avaton, Inc.         32       Director of QMed
c/o Touchstone                        retirement    (a wireless entertainment company).                         (a health care
Advisors, Inc.                        at age 75     President of Cincinnati Biomedical (a life                  management
303 Broadway                          or until he   science and economic development company).                  company).
Cincinnati, OH                        resigns or    CEO, Chairman and Director of Astrum
Age: 58                               is removed    Digital Information (an information
                                                    monitoring company) from 2000 until 2001.
                                      Trustee
                                      since 2002
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor and the Distributor and an officer of other affiliates of the Advisor and Distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 4 series of the Trust, 8 series of Touchstone Strategic Trust, 5 series of Touchstone Investment Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Constellation Funds and 3 series of Constellation Institutional Portfolios.

(4) Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust. Ms. McGruder and Messrs. Cox, Siekmann and Stautberg are Trustees of Constellation Funds and Constellation Institutional Portfolios.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
          NAME                POSITION          TERM OF              PRINCIPAL OCCUPATION(S) DURING          NUMBER OF      OTHER
         ADDRESS             HELD WITH        OFFICE AND                      PAST 5 YEARS                     FUNDS      DIRECTOR-
           AGE                TRUST(1)         LENGTH OF                                                    OVERSEEN IN   SHIPS HELD
                                              TIME SERVED                                                       THE
                                                                                                             TOUCHSTONE
                                                                                                               FUND
                                                                                                            COMPLEX(2)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder           President       Until              See biography above.                               54       See
Touchstone                 and Trustee     resignation,                                                                   biography
Advisors, Inc.                             removal or                                                                     above.
303 Broadway                               disqualification
Cincinnati, OH
Age: 51                                    President since
                                           2004; President
                                           from 2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch            Vice President  Until              Senior Vice President-Compliance of IFS           54        None
Touchstone Advisors, Inc.  and Chief       resignation,       Financial Services, Inc., Director of
303 Broadway               Compliance      removal or         Compliance of W&S Brokerage Services, Inc.;
Cincinnati, OH             Officer         disqualification   Chief Compliance Officer of Puglisi & Co.
Age: 49                                                       from 2001 until 2002.
                                           Vice President
                                           since 2003
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo             Vice            Until              President of Touchstone Securities, Inc. and      54        None
Touchstone Securities,     President       resignation,       Touchstone Advisors, Inc.; Managing
Inc.                                       removal or         Director, Deutsche Asset Management until
303 Broadway                               disqualification   2001.
Cincinnati, OH
Age: 55                                    Vice President
                                           since 2004
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent            Vice President  Until              Senior Vice President of Touchstone               54        None
Touchstone Advisors, Inc.                  resignation,       Advisors, Inc.; Marketing Director of
303 Broadway                               removal or         Promontory Interfinancial Network from
Cincinnati, OH                             disqualification   2002-2003; Senior Vice President of McDonald
Age: 43                                                       Investments from 1998 - 2001;
                                           Vice President
                                           since 2004
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft       Controller      Until              Senior Vice President, Chief Financial            54        None
Touchstone                 and Treasurer   resignation,       Officer and Treasurer of Integrated
Advisors, Inc.                             removal or         Investment Services, Inc., IFS Fund
303 Broadway                               disqualification   Distributors, Inc. and W&S Brokerage
Cincinnati, OH                                                Services, Inc. She is Chief Financial
Age: 44                                    Controller since   Officer of IFS Financial Services, Inc.,
                                           2000               Touchstone Advisors, Inc. and Touchstone
                                                              Securities, Inc. and Assistant Treasurer of
                                           Treasurer since    Fort Washington Investment Advisors, Inc.
                                           2003
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton              Secretary       Until              Senior Counsel at Integrated Investment           54        None
Integrated Investment                      resignation,       Services, Inc.
Services, Inc.                             removal or
303 Broadway                               disqualification
Cincinnati, OH
Age: 36                                    Secretary since
                                           2006. Assistant
                                           Secretary from
                                           2002 - 2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios.

(2) The Touchstone Fund Complex consists of 4 series of the Trust, 8 series of Touchstone Strategic Trust, 5 series of Touchstone Investment Trust, 15 variable annuity series of Touchstone Variable Series Trust, 19 series of Constellation Funds and 3 series of Constellation Institutional Portfolios.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2005:

                         DOLLAR RANGE OF               AGGREGATE DOLLAR RANGE
                        EQUITY SECURITIES            OF EQUITY SECURITIES IN THE
                           IN THE TRUST                 TOUCHSTONE FAMILY(1)

John F. Barrett                None                         Over $100,000
Richard L. Brenan              None                       $10,001 - $50,000
Phillip R. Cox                 None                         Over $100,000
H. Jerome Lerner          Over $100,000                     Over $100,000
Jill T. McGruder           $1 - $10,000                     Over $100,000
Donald C. Siekmann             None                             None
Robert E. Stautberg            None                         Over $100,000
John P. Zanotti                None                      $50,001 - $100,000

(1) The Touchstone Family of Funds consists of 4 series of the Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust and 15 variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Funds during the fiscal year ended June 30, 2006.

                                                                  AGGREGATE
                                           COMPENSATION         COMPENSATION
                                             FROM THE        FROM THE TOUCHSTONE
NAME                                          TRUST(1)           FAMILY(1)(2)
John F. Barrett                               $     0              $     0
Richard L. Brenan                             $ 9,200              $36,600
Philip R. Cox                                 $ 8,850              $34,600
H. Jerome Lerner                              $10,100              $40,300
Jill T. McGruder                              $     0              $     0
Donald C. Siekmann                            $ 8,200              $32,600
Robert E. Stautberg                           $ 9,700              $38,600
John P. Zanotti                               $ 8,100              $32,300

(1) The Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows them to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family during the fiscal year ended June 30, 2006 is as follows: Robert E. Stautberg - $10,000 and Richard L. Brenan - $5,000.

(2) The Touchstone Family consists of 4 series of the Trust, 8 series of Touchstone Strategic Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Each Independent Trustee receives a quarterly retainer of $4,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for in-person attendance at each Committee meeting or $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. These fees are split equally among the Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Lerner, Siekmann and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended June 30, 2006, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Brenan, Cox and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended June 30, 2006, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board. During the fiscal year ended June 30, 2006, the Nominating Committee did not hold any meetings. The Nominating Committee does not consider nominees recommended by shareholders.

COMPLIANCE COMMITTEE. Messrs. Brenan, Cox, Lerner and Stautberg are members of the Compliance Committee. The Compliance Committee meets to discuss the Trust's compliance program and other compliance matters. During the fiscal year ended June 30, 2006, the Compliance Committee held four meetings.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because he is Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor and an officer of affiliates of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

INVESTMENT ADVISORY AGREEMENT. Under the terms of the investment advisory agreement between the Trust and the Advisor (the "Advisory Agreement"), the Advisor appoints and supervises the Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of the custodian, transfer and dividend disbursing agent and administrative agent appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies, (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Independent Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Advisory Agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

EXPENSE LIMITATION AGREEMENT. Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to limit the annual expenses of the Funds as follows: Tax-Free Money Market Fund - 0.89% for Class A shares, 1.15% for Class S shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares, 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares. These expense limitations will remain in effect until at least June 30, 2007.

ADVISORY FEES AND FEE WAIVERS. Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2006, 2005 and 2004. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below.

                                             2006          2005          2004
                                          ----------    ----------    ----------
Tax-Free Money Market Fund(1)             $  225,810    $  183,015    $  167,794
Ohio Insured Tax-Free Fund(2)                387,419       431,711       336,113
Ohio Tax-Free Money Market Fund(3)         1,223,310     1,441,037     1,710,957
Florida Tax-Free Money Market Fund(4)        137,688       144,424       155,971

      (1)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $135,335, $141,193 and $132,997 during the fiscal years ended June 30, 2006, 2005 and 2004, respectively.

      (2)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $249,688, $273,678 and $199,133 during the fiscal years ended June 30, 2006, 2005 and 2004, respectively. During the fiscal year ended June 30, 2004, the Advisor made a $150,000 capital contribution to the Fund.

      (3)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $288,652, $276,611 and $243,654 during the fiscal years ended June 30, 2006, 2005 and 2004, respectively.

      (4)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $106,023, $105,307 and $91,903 during the fiscal years ended June 30, 2006, 2005 and 2004, respectively.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Sub-Advisor because she is an officer of affiliates of the Sub-Advisor. Mr. Barrett may be deemed to be an affiliate of the Sub-Advisor because he is Chairman of the Sub-Advisor and an officer of affiliates of the Sub-Advisor.

The Sub-Advisor selects the portfolio securities for investment by the Funds, purchases and sells the Fund's securities and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate as follows:

Ohio Insured Tax-Free Fund             0.20% of average daily net assets up to $100 million;
                                       0.175% of assets from $100 million to $200 million;
                                       0.15% of assets from $200 million to $300 million;
                                       0.125% of assets over $300 million

Tax-Free Money Market Fund             0.15% of average daily net assets up to $100 million;
Ohio Tax-Free Money Market Fund        0.125% of assets from $100 million to $200 million;
Florida Tax-Free Money Market Fund     0.10% of assets from $200 million to $300 million;
                                       0.075% of assets over $300 million

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. Each sub-advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

PORTFOLIO MANAGERS
------------------

The following charts list the Funds' portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and their beneficial ownership in their managed Fund(s) managed at the end of the June 30, 2006 fiscal year. Listed below the charts is (i) a description of the portfolio managers' compensation structure as of June 30, 2006, and (ii) a description of any material conflicts that may arise in connection with the portfolio manager's management of the Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. As of June 30, 2006, neither portfolio manager managed an account where the advisory fee is based on the performance of the account.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

OHIO INSURED TAX-FREE FUND

                                             OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN FUND
                                                           ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $1,178,177,160        $1-$10,000
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           5        $1,319,304,950
-----------------------------------------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND

                                             OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN FUND
                                                           ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $1,200,201,280        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           5        $1,319,304,950
-----------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies          6        $1,129,365,420        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           2        $1,306,286,552
-----------------------------------------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND

                                             OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN FUND
                                                           ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $  974,069,756        $50,001- $100,000
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           5        $1,319,304,950
-----------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies          6        $  903,233,976        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           2        $1,306,286,552
-----------------------------------------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND

                                             OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN FUND
                                                           ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $1,221,597,301        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           5        $1,319,304,950
-----------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies          6        $1,150,761,521        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           2        $1,306,286,552
-----------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Mr. Goetz and Mr. Devine receive a fixed base salary and performance bonuses. Bonuses are based on the overall performance of the Sub-Advisor as well as the level of assets in the manager's asset category. Mr. Goetz's bonus is based on overall firm performance. Mr. Devine's bonus is based on the one and three-year pre-tax performance of his managed asset category as compared to the performance of the iMoneyNet category for the applicable Fund. Each portfolio manager is granted long-term deferred compensation that is tied to the pre-tax performance of his portfolio and is vested. The pre-tax performance of a Fund is measured against its benchmark in the prospectus (or iMoneyNet category). The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the President of the Sub-Advisor and approved by its Board of Directors.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. (the "Distributor"), 303 Broadway, Cincinnati, Ohio 45202, is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. The Distributor is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor currently allows concessions to dealers who sell shares of the Ohio Insured Tax-Free Fund. The Distributor receives that portion of the sales charge that is not reallowed to the dealers who sell shares of the Fund. The Distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended June 30, 2006, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $47,396 of which the Distributor paid $37,872 to unaffiliated broker-dealers in the selling network, earned $290 as a broker-dealer in the selling network and retained $9,234 in underwriting commissions.

For the fiscal year ended June 30, 2005, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $50,690 of which the Distributor paid $40,409 to unaffiliated dealers in the selling network, earned $590 as a broker-dealer in the selling network and retained $9,691 in underwriting commissions.

For the fiscal year ended June 30, 2004, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $19,496 of which the Distributor paid $16,294 to unaffiliated dealers in the selling network, earned $305 as a broker-dealer in the selling network and retained $2,897 in underwriting commissions.

The Distributor retains the contingent deferred sales charge on redemptions of shares of the Ohio Insured Tax-Free Fund that are subject to a contingent deferred sales charge. For the fiscal years ended June 30, 2006, 2005 and 2004, the Distributor collected $274, $1,021 and $640, respectively, of contingent deferred sales charges on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor. Mr. Barrett may be deemed to be an affiliate of the Distributor because he is President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone and an officer of affiliates of the Distributor. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the underwriting fees paid to the Distributor.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events. The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. The Advisor may also reimburse the Distributor for making these payments.

The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A PLAN. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, SAIs and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Distributor. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of the Florida Tax-Free Money Market Fund, 0.25% of the average daily net assets of Class A shares of the Ohio Insured Tax-Free Fund and the Tax-Free Money Market Fund and 0.25% of the average daily net assets of Retail shares of the Ohio Tax-Free Money Market Fund. Unreimbursed expenses will not be carried over from year to year. For the fiscal year ended June 30, 2006, the aggregate distribution-related expenditures of the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund under the Class A Plan were $173,909, $46,056, $247,344 and $68,830, respectively. All distribution expenses incurred under the Class A Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS C PLAN (OHIO INSURED TAX-FREE FUND). The Ohio Insured Tax-Free Fund has also adopted a plan of distribution (the "Class C Plan") with respect to its Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of 0.25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, the Fund may pay up to an additional 0.75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to 0.75% per annum of the average value of Class C shares owned by its clients, in addition to the 0.25% account maintenance fee described above. For the fiscal year ended June 30, 2006 the aggregate distribution-related expenditures of the Ohio Insured Tax-Free Fund under the Class C Plan were $79,200. All distribution expenses incurred under the Class C Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS S PLAN (TAX-FREE MONEY MARKET FUND). The Tax-Free Money Market Fund has adopted a plan of distribution (the "Class S Plan") with respect to its Class S shares. The Class S Plan provides for two categories of payments. First, the Class S Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, the Fund may pay up to an additional 0.75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to 0.75% per annum of the average value of Class S shares owned by their clients, in addition to the 0.25% account maintenance fee described above. The Fund currently intends to limit the amount of distribution expenses to 0.60% per annum of the average daily net assets of Class S shares. For the fiscal year ended June 30, 2006, the aggregate distribution-related expenditures of the Tax-Free Money Market Fund under the Class S Plan were $160,439. All distribution expenses incurred under the Class S Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

GENERAL INFORMATION. Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements. Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Distributos after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution would be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future. Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may affect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

In certain instances there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and the Distributor is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Ohio Insured Tax-Free Fund does not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio securities to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by the Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities. The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

      1) Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter- end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;

      2)    A routine request made by a Sub-Advisor for a Fund that it manages;

      3) For use in preparing and distributing routine periodic reporting to market data agencies (Morningstar, Lipper, Bloomberg, Standard & Poor's and Thompson Financial);

      4) A request by executive officers of the Advisor for routine oversight and management purposes; and

      5) For use in preparing and distributing routine shareholder reports, including disclosure to Ernst & Young LLP, (the Trust's independent registered public accounting firm), Chirp! Typesetting and Design, (typesetter) and Financial Graphic Services (printer).

The Funds provide their full holdings to various market data agencies and to their public accountants, typesetter and printer on an on-going basis. The Funds provide their full holdings to various market data agencies monthly, as of the end of a calendar month, within one to ten business days after month end. The Funds provide their full holdings to their public accountants, annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter and printer, quarterly, as of the end of a calendar quarter, within ten to forty days after quarter end. All other disclosures are made in accordance with the requests of the parties indicated above. Employees of Touchstone Investments and the Funds' Sub-Advisor that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price, also called NAV, and the public offering price (NAV plus applicable sales charge) of the Funds' shares is normally determined as of 4:00 p.m. eastern time on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectuses.

MONEY MARKET FUNDS. Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Money Market Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

OHIO INSURED TAX-FREE FUND. Tax-exempt portfolio securities are valued for the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, or when prices are not readily available from a pricing service, the Sub-Advisor will use (consistent with procedures approved by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted a policy for the Ohio Insured Tax-Free Fund, which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Ohio Insured Tax-Free Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS
----------------------

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in the Fund, but are subject to a 1% contingent deferred sales charge ("CDSC") if they are redeemed within one year of their purchase. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because the Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. The Distributor works with many financial advisors throughout the country that may provide assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. The Distributor believes that these value-added services can benefit you through market cycles.

The chart below compares the sales charges and 12b-1 fees for each share class:

CLASS   SALES CHARGE                                                   12B-1 FEE
--------------------------------------------------------------------------------
A       Maximum 4.75% initial sales charge reduced for purchases           0.25%
        $50,000 and over; Purchases of $1 million or more sold without an initial sales charge may be subject to a 1.00%
        CDSC if shares are redeemed during the 1st year and a commission was paid to an unaffiliated dealer

C       1.00% CDSC during 1st year                                         1.00%
--------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial to buy Class A shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES. Class A shares of the Ohio Insured Tax-Free Fund are sold at NAV plus an initial sales charge as shown in the table below. In some cases, the initial sales charges for purchase of Class A shares may be waived or reduced as described in the Prospectus. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets allocable to Class A shares.

                                      Percentage        Which          Dealer
                                     of Offering    Equals this     Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales    of Your Net     of Offering
Amount of Investment                     Charge      Investment        Price
--------------------                     ------      ----------        -----
Less than $50,000                        4.75%          4.99%          4.00%
$50,000 but less than $100,000           4.50%          4.71%          3.75%
$100,000 but less than $250,000          3.50%          3.63%          2.75%
$250,000 but less than $500,000          2.95%          3.04%          2.25%
$500,000 but less than $1,000,000        2.25%          2.30%          1.75%
$1,000,000 or more                       None           None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from the Distributor according to the following schedule:

Amount of Investment                                  Dealer Fee
--------------------                                  ----------
$1 million but less than $3 million                   1.00%
$3 million but less than $5 million                   0.75%
$5 million but less than $25 million                  0.50%
$25 million or more                                   0.25%

The Distributor does not have an annual reset for these fees. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds. If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a CDSC of 1.00% will be charged on the redemption. Dealers should contact the Distributor for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from the Ohio Insured Tax-Free Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC on Certain Redemptions of Class A Shares" below.

CLASS C SHARES. Class C shares of the Ohio Insured Tax-Free Fund are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets allocable to Class C shares. The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CDSC. The CDSC is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the CDSC, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawals are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value (computed on an annualized basis) at the time of withdrawal.

CDSC ON CERTAIN REDEMPTIONS OF CLASS A SHARES. A CDSC is imposed on certain redemptions of Class A shares of the Ohio Insured Tax-Free Fund (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of
(1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Fund held for at least one year will not be subject to the CDSC.

GENERAL. All sales charges imposed on redemptions are paid to the Distributor. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

EXAMPLE. The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund offers Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts. When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Class A shares are subject to an annual 12b-1 distribution fee of up to 0.25% of the Fund's average daily net assets allocable to Class A shares. Class S shares are subject to an annual 12b-1 distribution fee of up to 0.60% of the Fund's average daily net assets allocable to Class S shares.

OHIO TAX-FREE MONEY MARKET FUND

The Ohio Tax-Free Money Market Fund offers Retail (Class A) and Institutional shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. Retail shares are subject to 12b-1 fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional shareholders. Institutional shares are not subject to 12b-1 fees.

OTHER PURCHASE AND REDEMPTION INFORMATION
-----------------------------------------

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western & Southern Financial Group or any of its affiliates or any portfolio advisor or service provider to the Trust.

2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

WAIVER OF CLASS A SALES CHARGE FOR WESTERN-SOUTHERN AFFILIATES. In addition to the purchasers described in the prospectus who may waive the sales charge on purchases of Class A shares in the Ohio Insured Tax-Free Fund, there is no front-end sales charge on purchases by any director, officer or other employee (and their immediate family members*) of the Western & Southern Financial Group or any of its affiliates, or any portfolio advisor or service provider to the Trust.

*Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by the Distributor. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

PURCHASES IN KIND. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including, but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Advisor.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. If payment is made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

UNCASHED DISTRIBUTION CHECKS. If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the then current NAV and any future distributions will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----

The Prospectuses describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information about federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To qualify, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited with respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). Shareholders should consult their tax advisors as to the application of these provisions.

All or a portion of the sales charge incurred in purchasing Class A shares of the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other Touchstone Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Capital losses may be carried forward for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2006, the Florida Tax-Free Money Market Fund had the following capital loss carryforwards:

                          AMOUNT           EXPIRATION DATE
                         $   108           June 30, 2010
                         $ 5,422           June 30, 2013
                         $   198           June 30, 2014

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of October 5, 2006, the following shareholders owned of record or beneficially over 5% of the outstanding shares of a Fund (or class). Shares that are held beneficially are indicated by an asterisk.

----------------------------------------------------------------------------------------------------------------
FUND                                   SHAREHOLDER                                          % OF FUND (OR CLASS)
----------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class     Edward A. Striker and Carol A. Striker*                     22.19%
A                                      Cincinnati, OH 45241
----------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class     David A. Lapham and Lynne M. Lapham*                         5.21%
A                                      Maineville, OH 45039
----------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class     MJR Investments 9 LLC                                        8.23%
A                                      2953 Wold Avenue
                                       Cincinnati, OH 45206
----------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class     Sierra Pines                                                 5.30%
A                                      P.O. Box 2529
                                       San Gabriel, CA 91778
----------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund- Class S    National Financial Services LLC                            100.00%
                                       For Its Customers Accounts
                                       200 Liberty Street
                                       1 World Financial Center
                                       New York, NY  10281
----------------------------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund  -          Merrill Lynch, Pierce, Fenner & Smith Inc.                   8.56%
Class A                                For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund  -          Merrill Lynch, Pierce, Fenner & Smith Inc.                  14.94%
Class C                                For the Sole Benefit of its Customers
                                       4800 Deer Lake Drive East
                                       Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund  -          Citigroup Global Markets Inc.                                5.72%
Class C                                333 West 34th Street
                                       New York, NY 10001
----------------------------------------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund  -          Pershing LLC                                                 5.55%
Class C                                P.O. Box 2052
                                       Jersey City, NJ 07303
----------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund        Cortland Financial Services, Agent for Customers            25.19%
-Retail                                600 Fifth Avenue
                                       New York, NY 10020
----------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund        National Financial Services LLC                             28.39%
-Retail                                200 Liberty Street
                                       1 World Financial
                                       New York, NY 10281
----------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund -      Fifth Third Bank Trust                                      97.70%
Institutional                          38 Fountain Square Plaza
                                       Cincinnati, OH 45202
----------------------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund     Fifth Third Bank Trust                                      85.85%
                                       38 Fountain Square Plaza
                                       Cincinnati, OH 45263
----------------------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund     Milton R. Psaty Trust*                                       5.34%
                                       Palm Beach, FL 33480
----------------------------------------------------------------------------------------------------------------

As of October 5, 2006, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as the Trust's Custodian. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2007. The independent accountants perform an annual audit of the Trust's financial statements and advise the Trust on certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Investment Services, Inc. ("Integrated"), 303 Broadway, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from each Fund, plus out of-pocket expenses. Integrated is an affiliate of the Advisor, the Sub-Advisor and the Distributor by reason of common ownership.

The Funds may also pay a fee to certain servicing organizations, such as broker-dealers and financial institutions, who provide sub-transfer agency services. These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

ACCOUNTING AGENT. Integrated also provides accounting services to the Trust. For calculating daily NAV per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a monthly fee based on the asset size of the Fund, plus out of-pocket expenses. The Funds also pay the costs of outside pricing services. The accounting service fees paid by the Funds during the past three fiscal years are set forth below.

                                                 2006         2005         2004
                                               -------      -------      -------
Tax-Free Money Market Fund                     $33,000      $31,500      $31,500
Ohio Insured Tax-Free Fund                     $37,500      $37,500      $44,375
Ohio Tax-Free Money Market Fund                $49,500      $61,500      $61,500
Florida Tax-Free Money Market Fund             $24,000      $24,000      $24,000

ADMINISTRATIVE AGENT. Integrated also provides administrative services to the Funds. Integrated prepares and files post-effective amendments to the Trust's registration statement, other SEC filings and state security commission filings. Integrated provides internal regulatory compliance services, executive and administrative services and reports for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a monthly fee from each Fund based on its average daily net assets, plus out-of-pocket expenses. The administration service fees paid by the Funds during the past three fiscal years are set forth below:

                                                2006         2005         2004
                                              --------     --------     --------
Tax-Free Money Market Fund                    $ 24,808     $ 20,133     $ 18,462
Ohio Insured Tax-Free Fund                    $ 42,615     $ 47,487     $ 36,972
Ohio Tax-Free Money Market Fund               $135,763     $159,761     $188,035
Florida Tax-Free Money Market Fund            $ 15,143     $ 15,885     $ 17,156

COMPLIANCE SERVICE FEES. Integrated provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement entered into on October 5, 2004. For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee. The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement. The compliance fees and expenses paid by the Funds during the stated periods are set forth below.

                                                       7-1-05 -        10-5-04 -
                                                       6-30-06          6-30-05
                                                       -------          -------
Tax-Free Money Market Fund                              $   55           $  457
Ohio Insured Tax-Free Fund                              $  394           $  885
Ohio Tax-Free Money Market Fund                         $  792           $3,902
Florida Tax-Free Money Market Fund                      $   90           $  266

FINANCIAL STATEMENTS
--------------------

The Funds' financial statements as of June 30, 2006 appear in the Trust's Annual Report, which is incorporated by reference into this SAI. The Trust's annual financial statements were audited by Ernst & Young LLP.

APPENDIX
--------

BOND, NOTE AND COMMERCIAL PAPER RATINGS

Listed below are descriptions of the ratings of Moody's, S&P, Fitch and Dominion, which represent their opinions of the quality of the securities they rate. These ratings are relative and subjective and are not absolute standards of quality.

MOODY'S RATINGS

1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds that are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group that Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

S&P RATINGS

1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

FITCH RATINGS

1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

DOMINION RATINGS

1. TAX-EXEMPT BONDS. The four highest ratings of Dominion for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies. Bonds rated BBB are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present, which reduce the strength of the entity and its rated securities.

2. TAX-EXEMPT NOTES AND COMMERCIAL PAPER. The ratings R-1 (high), R-1 (middle) and R-1 (low) are the highest ratings assigned by Dominion for tax-exempt notes and commercial paper. Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits to only a small degree. Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------
  (a)             ARTICLES OF INCORPORATION

        (i) Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated May 25, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated July 31, 1996, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

       (v) Amendment No. 4, dated March 24, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vi) Amendment No 5, dated September 21, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vii) Amendment No. 6, dated March 27, 2001, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

      (viii) Amendment dated June 14, 2002 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56, is hereby incorporated by reference.

  (b)                BYLAWS

                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

  (d)                INVESTMENT ADVISORY CONTRACTS

         (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63 is incorporated by reference.

         (ii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

         (iii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Insured Tax-Free Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

         (iv) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

         (v) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Florida Tax-Free Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

  (e)              UNDERWRITING CONTRACTS

        (i) Registrant's Distribution Agreement with Touchstone Securities, Inc. which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63 is incorporated by reference.

        (ii) Form of Underwriter's Dealer Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 61 is incorporated by reference.

  (f)              BONUS OR PROFIT SHARING CONTRACTS

                   Touchstone Trustee Deferred Compensation Plan, which was filed as Exhibit to Registrant's Post-Effective Amendment No. 48, is hereby incorporated by reference.

   (g)             CUSTODIAN AGREEMENTS

        (i) Custody Agreement with The Fifth Third Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

       (ii) Amendments to Custody Agreement which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 63 are incorporated by reference.

  (h)              OTHER MATERIAL CONTRACTS

          (i) Form of Accounting Services Agreement dated December 31, 2002 which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

         (ii)      (a) Form of Transfer Agency Agreement dated December 31, 2002 which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

                   (b) Recordkeeping Agreement which was filed as an Exhibit to
                       Registrant's Form N-14 filing (File Number 333-112716) is incorporated by reference.

                   (c) Integrated Fund Services Anti-Money Laundering Compliance
                       Program Service Agreement Addendum, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

                  (d) Addendum to Transfer Agency Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63 is incorporated by reference.

         (iii) Form of Administration Agreement dated December 31, 2002 which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

         (iv) Registrant's Amended Expense Limitation Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 62 is incorporated by reference.

         (v) Allocation Agreement for allocation of fidelity bond coverage is filed herewith.

         (vi) iCompliance Services Agreement with Integrated Fund Services, Inc. which was filed as an Exhibit to Touchstone Investment Trust's Post-Effective Amendment No. 89 (File Number 2-52242) is incorporated by reference.

(i)               LEGAL OPINION

                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(j)              OTHER OPINIONS

                  Consent of Independent Accountants is filed herewith.

(k)              OMITTED FINANCIAL STATEMENTS

                  None.

(l)              INITIAL CAPITAL AGREEMENTS

                  Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is incorporated by reference.

(m)             RULE 12b-1 PLAN

          (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class S shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 60 is incorporated by reference.

(n)              RULE 18f-3 PLAN

                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 61 is incorporated by reference.

(o)              CODE OF ETHICS

      (i) Code of Ethics for Touchstone Advisors, Inc., Touchstone Securities, Inc. and Touchstone Funds is filed herewith.

      (ii)        Code of Ethics for Fort Washington  Investment Advisors, Inc.
                  which was filed as an Exhibit to Touchstone Variable Series Trust's Post-Effective Amendment No. 22 (File No. 33-76566) is incorporated by reference.

                  POWERS OF ATTORNEY

                  Powers of Attorney for Jill T. McGruder, John F. Barrett, Richard L. Brenan, Philip R. Cox, H. Jerome Lerner, Donald
                  C. Siekmann, Robert E. Stautberg and John P. Zanotti are filed herewith.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR
--------  -------------------------------------------------------------

          A.   TOUCHSTONE   ADVISORS,   INC. ( the "Advisor")  is  a  registered
               investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Funds and
               Constellation Institutional Portfolios, registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, Ohio 45202.

                (1) Jill T. McGruder, Chief Executive Officer and Director
                   of the Advisor.

                    (a) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer,Integrated Investment Services, Inc., a transfer agent and Touchstone Securities, Inc., a broker-dealer.

                    (b) President and a Director of IFS Agency Services, Inc.*, an insurance agency, W&S Financial Group Distributors, Inc.*, an insurance agency, IFS Systems, Inc.*, an information systems provider.

                    (d) Senior Vice President of The Western & Southern Life Insurance Company*, an insurance company.

                    (e) Senior Vice President and Director of W&S Brokerage Services, Inc.*, a broker-dealer.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Insitutional Portfolios.

                    (g) President of Touchstone Advisors, Inc. and Touchstone Securities, Inc. until February 2004.

               (2)  James R. Grifo, President of the Advisor

                    (a)  President of Touchstone Securities, Inc.

                    (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Chief Legal Officer, Secretary and a Director of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc. IFS Systems,Inc., Integrated Investment Services, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company, National Integrity Life Insurance Company, and WestAd Inc.*

                    (b) Senior Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Senior Vice President and Director of W&S Brokerage Services, Inc., a broker-dealer

                    (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, OH 45202

                    (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202 and Fort Washington Investment Advisors, Inc.

                    (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

               (5)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., W&S Brokerage Services, Inc., IFS Fund Distributors, Inc., IFS Systems, Inc. WestAd Inc., The Western and Southern Life Insurance Company, Integrity Life Insurance Company and WestAd Inc.

                    (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc. and Columbus Life Insurance Company

               (6)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

                    (b)  Treasurer of W&S Brokerage Services, Inc.

               (7)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Investment Services, Inc., W&S Brokerage Services, Inc. and IFS Fund Distributors, Inc.

                    (b)  Chief Financial Officer of Touchstone Securities, Inc.

                    (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios.

                   (d) Senior Vice President and Chief Financial Officer of Fort Washington Investment Advisors, Inc.

              (8)   James N. Clark - A Director of the Advisor

                    (a) A Director of The Western and Southern Life Insurance
                        Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc. and Capital Analysts Incorporated

                    (b) Director and Secretary of WestAd Inc.

             (9) William A. Dent, Senior Vice President, Product Management and Marketing of the Advisor

                   (a) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Insitutional Portfolios

          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser that provides sub-advisory services to the Funds. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients. The address of Ft. Washington is 303 Broadway, Cincinnati, OH 45202.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  Maribeth S. Rahe, President and Director

                    (a) Senior Vice President of The Western and Southern Life Insurance Company

                    (b) Director of Todd Investment Advisors, Inc., 3160
                        National City Tower, Louisville, KY 40202, Capital Analysts Incorporated, Eagle Realty Group LL and Eagle Realty Investments, Inc.

               (2) Nicholas P. Sargen, Senior Vice President, Chief Investment Officer and Director

                    (a) Senior Vice President and Chief Investment Officer of
                        The Western and Southern Life Insurance Company, Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (b)  Director of Todd Investment Advisors, Inc.

               (3)  John F. Barrett, Chairman and Director

                    (a) President, Director and Chief Executive Officer of The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company and Western & Southern Financial Group, Inc.

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust

                    (c) A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (d) A Director of Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrated Investment Services, Inc. and Todd Investment Advisors, Inc.

                    (e)  Director, Chairman & CEO of WestAd, Inc.

                    (f)  President and Trustee of Western & Southern Foundation

               (4) Brendan M. White, Managing Director and Senior Portfolio Manager

               (5) Timothy J. Policinski, Managing Director and Senior Portfolio Manager

               (6) Roger M. Lanham - Managing Director and Senior Portfolio Manager

               (7)  John J. O'Connor, Managing Director

               (8)  Donald J. Wuebbling - Secretary and Director

                    see biography above

               (9) Michele Hawkins, Assistant Vice President & Chief Compliance Officer

              (10)  Margaret C. Bell, Managing Director- Sales and Client
                    Services

              (11)  Robert L. Walker, Director

                    (a) Director of Eagle Realty Group, LLC, Integrated
                        Investment Services, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and Eagle Realty Investments, Inc.

              (12) Terrie A. Wiedenheft, Senior Vice President and Chief Financial Officer

                    see biography above

              (13)  James A. Markley, Managing Director

              (14)  Richard R. Jandrain, III - Managing Director & Vice
                    President

                    (a) Chief Equity Strategist of Banc One Investment Advisors
                        Corporation until 2004

Item 27        Principal Underwriter
-------        ---------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios.

                    Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202.

                   *The address is 400 Broadway, Cincinnati, OH 45202

                                           POSITION            POSITION
                                             WITH                WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    James H. Grifo         President           Vice President

                    Jill T. McGruder       Director            President/Trustee

                    James N. Clark*        Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee*    Vice President      None

                    James J. Vance*        Vice President &    None
                                           Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller/
                                           Officer             Treasurer

                    Donald J. Wuebbling    Director            None

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of November 2006.

                                             TOUCHSTONE TAX-FREE TRUST

                                                 /s/ Jill T. McGruder
                                              By:---------------------------
                                                 Jill T. McGruder
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of November, 2006.


/s/ Jill T. McGruder                President & Trusteee
-----------------------
JILL T. MCGRUDER


/s/ Terrie A. Wiedenheft            Controller & Treasurer
-----------------------
TERRIE A. WIEDENHEFT


*JOHN F. BARRETT                    Trustee
-----------------------

*PHILLIP R. COX                     Trustee
-----------------------

*H. JEROME LERNER                   Trustee
-----------------------

*ROBERT E. STAUTBERG                Trustee
-----------------------

*JOHN P. ZANOTTI                    Trustee
----------------------

*RICHARD L. BRENAN                  Trustee
-----------------------

* DONALD C. SIEKMANN                Trustee
-----------------------

By: /s/ Jay S. Fitton
    ------------------------
    JAY S. FITTON
    Attorney-in-Fact*
    November 1, 2006

EXHIBIT INDEX
-------------
1. Fidelity Bond Allocation Agreement

2. Consent of Independent Accountants

3. Code of Ethics for Touchstone Advisors, Touchstone Securities and Touchstone Funds

4. Powers of Attorney